Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of confidence level to determine value at risk	95.00%
Holding period of value at risk	1 month
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Total VaR	€ 8	€ 16
Impact on profit	10	21
Impact on OCI	18	33
Impact on CTA		6
Average for the year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	11	14
Impact on profit	10	18
Impact on OCI	22	38
Impact on CTA	€ 1	5
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR		5
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR		€ 24